Effects of Foreign Currency Forward Contracts Designated as Cash flow Hedges (Detail) (Cash Flow Hedging, Foreign Currency Forward Contracts, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2010
Cash Flow Hedging | Foreign Currency Forward Contracts
Fair Value, Option, Quantitative Disclosures [Line Items]
Gain recognized in other comprehensive income (loss) - effective portion					$ 11,685
Loss recognized in other income (expense) - ineffective portion						(33,061)
Increase (Decrease) in Fair Value of Derivative Instrument, Total					11,685	(33,061)
Gain (loss) recognized in other comprehensive loss - effective portion	8,747	1,723	(7,886)	1,723
Gain (loss) recognized in other income (expense) - ineffective portion	(2)		66
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	$ (20)		$ (20)